Financial instruments by category - Summary Financial assets as per statement of financial position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial instruments by category
Financial assets	$ 8,968,265	$ 8,821,654
Financial assets at fair value, class | Sublease receivables
Financial instruments by category
Financial assets		571,022
Financial assets at amortised cost, class | Trade and other receivables
Financial instruments by category
Financial assets	4,009,282	5,327,877
Financial assets at amortised cost, class | Cash and cash equivalents
Financial instruments by category
Financial assets	$ 4,958,983	$ 2,922,755